[UNITY FUND LOGO]




                               SEMI-ANNUAL REPORT

                              FOR THE PERIOD ENDED
                               NOVEMBER 30, 1999

Dear Shareholder:

The past six months have been quite a tale of two markets. The NASDAQ has gained significantly as it has been driven by technology stocks to heights not seen before. The S&P 500 has also enjoyed a period of solid returns as the larger technology companies are now included in that index. The glamour of the technology sector, and its returns, has been detrimental to the demand level for value stocks. While our portfolio remains rooted in the strongest, most stable corporations, their relative performance pales in comparison to the technology sector. However, our Fund's performance is measured against the S&P 500 Barra Value Index which returned (1.00%) during the six-month period ending November 30, 1999.

As we move forward, we will stay the course and adhere to our investment philosophy which seeks to maximize value while minimizing risk.


Cordially,

/s/ Gregory M. St. Etienne

Gregory M. St. Etienne
Advisor


Footnotes:

Performance figures of the Fund and indexes referenced represent past performance and are not indicative of future performance of the Fund or the indexes. Share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. Indexes do not incur expenses and are not available for investment.

The S&P Barra Value Index is an unmanaged capitalization-weighted index that contains approximately 50% of the stocks in the S&P 500 lower price-to-book ratios.

This report is authorized for use only when proceeded or accompanied by a current prospectus for the Fund.

The Fund is distributed by First Fund Distributors, Inc., Phoenix, AZ.

                                   UNITY FUND

SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares    COMMON STOCKS: 98.58%                                   Market Value
--------------------------------------------------------------------------------
            AEROSPACE / DEFENSE: 2.75%
  1,900     General Dynamics Corporation..........................  $    97,969
                                                                    -----------

            AUTOMOBILES: 4.05%
  2,000     General Motors Corporation............................      144,000
                                                                    -----------

            AUTO PARTS & EQUIPMENT: 3.66%
  1,397     Delphi Automotive Systems Corporation.................       22,003
  3,200     The Goodyear Tire & Rubber Company....................      108,000
                                                                    -----------
                                                                        130,003
                                                                    -----------
            BANKS - MAJOR CENTER: 4.80%
  1,300     J.P. Morgan & Co., Incorporated.......................      170,950
                                                                    -----------

            BANKS - MAJOR REGIONAL: 3.27%
  2,500     Wells Fargo & Company.................................      116,250
                                                                    -----------

            CHEMICALS: 9.09%
  1,200     The Dow Chemical Company..............................      140,550
  2,138     E. I. du Pont de Nemours and Company..................      127,077
    950     Union Carbide Corporation.............................       55,575
                                                                    -----------
                                                                        323,202
                                                                    -----------
            CHEMICALS - SPECIALTY: 2.38%
  2,300     International Flavors & Fragrances, Inc...............       84,669
                                                                    -----------

            COMMUNICATIONS EQUIPMENT: 1.62%
  2,750     Harris Corporation....................................       57,750
                                                                    -----------

            ELECTRIC COMPANIES: 4.12%
  2,100     American Electric Power Company, Inc..................       65,888
  3,450     The Southern Company..................................       80,644
                                                                    -----------
                                                                        146,532
                                                                    -----------
            ELECTRICAL EQUIPMENT: 4.72%
  1,500     Honeywell, Inc........................................      167,906
                                                                    -----------

                                   UNITY FUND

--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------

            ENGINEERING AND CONSTRUCTION: 2.78%
  2,350     Fluor Corporation.....................................     $ 98,847
                                                                    -----------

            FINANCIAL - DIVERSIFIED: 9.23%
  1,100     American Express Company..............................      166,444
  3,000     Citigroup Inc.........................................      161,625
                                                                    -----------
                                                                        328,069
                                                                    -----------
            INSURANCE - MULTI-LINE: 6.16%
  1,500     CIGNA Corporation.....................................      123,375
  2,050     The Hartford Financial Services Group, Inc............       95,709
                                                                    -----------
                                                                        219,084
                                                                    -----------
            LEISURE TIME - PRODUCTS: 2.57%
  4,200     Brunswick Corporation.................................       91,613
                                                                    -----------

            MACHINERY - DIVERSIFIED: 3.39%
  2,600     Caterpillar Inc.......................................      120,575
                                                                    -----------

            MANUFACTURING - DIVERSIFIED: 4.97%
  1,850     Minnesota Mining and Manufacturing Company............      176,791
                                                                    -----------

            OIL - DOMESTIC INTEGRATED: 5.09%
  1,750     Atlantic Richfield Company............................      168,656
    477     Conoco Inc. - Class B.................................       12,521
                                                                    -----------
                                                                        181,177
                                                                    -----------
            OIL - INTERNATIONAL INTEGRATED: 6.33%
  1,200     Chevron Corporation...................................      106,275
  1,500     Exxon Mobil Corporation...............................      118,969
                                                                    -----------
                                                                        225,244
                                                                    -----------
            PHOTOGRAPHY / IMAGING: 2.43%
  1,400     Eastman Kodak Company.................................       86,625
                                                                    -----------

            RAILROADS: 1.89%
  3,150     Norfolk Southern Corporation..........................       67,331
                                                                    -----------

                                   UNITY FUND

--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------

            RETAIL - GENERAL MERCHANDISE: 2.88%
  3,000     Sears, Roebuck and Co.................................    $ 102,563
                                                                    -----------

            RETAIL - SPECIALTY / APPAREL: 4.40%
  3,450     The Limited, Inc......................................      146,409
    550     Too, Inc..............................................       10,173
                                                                    -----------
                                                                        156,582
                                                                    -----------
            TELEPHONE: 3.74%
  2,100     Bell Atlantic Corporation.............................      132,956
                                                                    -----------

            TOBACCO: 2.26%
  3,000     Philip Morris Companies Inc...........................       78,938
                                                                    -----------

            Total common stocks (cost $3,426,339).................    3,505,626
                                                                    -----------

Principal
Amount      SHORT-TERM INVESTMENTS: 0.82%
--------------------------------------------------------------------------------
$29,024     Firstar Stellar Treasury Fund.........................       29,024
                                                                    -----------

            Total Investments in Securities
              (cost $3,455,363+): 99.40%..........................    3,534,650
            Other Assets less Liabilities: 0.60%..................       21,415
                                                                    -----------
            TOTAL NET ASSETS: 100.00% ............................  $ 3,556,065
                                                                    ===========

----------
+ At November 30, 1999, the cost of securities for Federal tax purposes was $3,426,339. Gross unrealized appreciation and depreciation of securities were as follows:

            Gross unrealized appreciation.........................  $   496,621
            Gross unrealized depreciation.........................     (417,334)
                                                                    -----------
            Net unrealized appreciation...........................  $    79,287
                                                                    ===========

                                   UNITY FUND

STATEMENT OF ASSETS AND LIABILITIES AT NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value
    (identified cost $3,455,363) ................................     $3,534,650
  Receivables
    Due from Advisor ............................................          8,522
    Dividends and interest ......................................         13,107
  Deferred Organization Cost ....................................         28,645
  Prepaid expenses ..............................................          8,549
                                                                      ----------
           Total assets .........................................      3,593,474
                                                                      ----------

LIABILITIES
  Payables
    Administration fees .........................................          2,466
  Accrued expenses ..............................................         34,943
                                                                      ----------
              Total liabilities .................................         37,408
                                                                      ----------

NET ASSETS ......................................................     $3,556,065
                                                                      ==========

CLASS A - NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  $3,556,065 / 335,527 shares outstanding;
  unlimited number of shares (par value $0.01) authorized .......     $    10.60
                                                                      ==========

CLASS A - OFFERING PRICE PER SHARE ($10.60 / 0.965) .............     $    10.98
                                                                      ==========

COMPONENTS OF NET ASSETS
  Paid-in capital ...............................................     $3,353,692
  Accumulated net investment income .............................          6,179
  Accumulated net realized gain on investments ..................        111,231
  Net unrealized appreciation on investments ....................         84,963
                                                                      ----------
        Net assets ..............................................     $3,556,065
                                                                      ==========

See accompanying Notes to Financial Statements.

                                   UNITY FUND

STATEMENT OF OPERATIONS - AT NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends ....................................................    $  46,311
    Interest .....................................................        1,197
                                                                      ---------
      Total income ...............................................       47,508
                                                                      ---------

  Expenses
    Advisory fees ................................................       16,732
    Administration fees ..........................................       15,041
    Custodian and accounting fees ................................       11,039
    Professional fees ............................................       10,242
    Distribution fees (Class A) ..................................        9,842
    Transfer agent fees ..........................................        9,000
    Shareholder servicing fees (Class A) .........................        4,939
    Amortization of deferred organization costs ..................        4,011
    Registration fees ............................................        3,022
    Reports to shareholders ......................................        2,565
    Trustees' fees ...............................................        1,254
    Other ........................................................        1,015
    Insurance expense ............................................          466
                                                                      ---------
      Total expenses .............................................       89,168
      Less, advisory fee waiver and absorption ...................      (47,839)
                                                                      ---------
      Net expenses ...............................................       41,329
                                                                      ---------
        Net investment income ....................................        6,179
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain from security transactions ...............         (409)
      Net change in unrealized depreciation on investments .......     (289,817)
                                                                      ---------
        Net realized and unrealized loss on investments ..........     (290,226)
                                                                      ---------
          Net Decrease in net assets resulting from operations ...    $(284,047)
                                                                      =========

See accompanying Notes to Financial Statements.

                                   UNITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                   Six Months     June 29, 1998*
                                                      Ended           through
                                               November 30, 1999#  May 31, 1999
                                               ------------------  ------------
INCREASE IN NET ASSETS FROM
OPERATIONS
   Net investment income .....................    $     6,179       $    16,466
   Net realized gain (loss) from security
     transactions ............................           (409)          100,667
   Net change in unrealized appreciation
     (depreciation) on investments ...........       (289,817)          374,780
                                                  -----------       -----------
       Net increase (decrease) in net assets
         resulting from operations ...........       (284,047)          491,913
                                                  -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ................             --            (3,199)
   From net investment gain from security
     transactions ............................             --            (2,703)
                                                  -----------       -----------
   Total Distributions .......................             --            (5,902)
                                                  -----------       -----------
CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) in net assets
     derived from net change in outstanding
     shares (Class A) (a) ....................       (215,754)        3,569,855
                                                  -----------       -----------
   Total increase (decrease) in net assets ...       (499,801)        4,055,866
                                                  -----------       -----------
NET ASSETS
Beginning of period ..........................      4,055,866                --
                                                  -----------       -----------
End of period ................................    $ 3,556,065       $ 4,055,866
                                                  ===========       ===========

(a) A summary of capital shares transactions is as follows:

                                 For the Six Months          June 29, 1998*
                                        ended                    through
                                 November 30, 1999#           May 31, 1999
                                -------------------      -----------------------
CLASS A                         Shares       Value       Shares        Value
-------                         ------       -----       ------        -----

Shares sold .................   25,886     $ 298,364     410,458    $ 4,116,516
Shares issued in reinvestment
   of distributions .........       --            --         565           5617
Shares redeemed .............   45,273      (514,119)     56,110       (552,278)
                               -------     ---------     -------    -----------
Net increase (decrease) .....  (19,386)    $(215,754)    354,913    $ 3,569,855
                               =======     =========     =======    ===========

*  Commencement of operations.
#  Unaudited.

See accompanying Notes to Financial Statements.

                                   UNITY FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                   Six Months     June 29, 1998*
                                                      Ended           through
                                               November 30, 1999#  May 31, 1999
                                               ------------------  ------------

Net asset value, beginning of period............     $11.43           $10.00
                                                     ------           ------
Income from investment operations:
  Net investment income.........................       0.33             0.05
  Net realized and unrealized gain
    (loss) on investments......                       (1.16)            1.40
                                                     ------           ------
Total from investment operations................      (0.83)            1.45
                                                     ------           ------
Less distributions:
  From net investment income....................         --            (0.01)
  From net investment gain from security
    transactions.........                                --            (0.01)
                                                     ------           ------
Total distributions.............................         --            (0.02)
                                                     ------           ------

Net asset value, end of period..................     $10.60           $11.43
                                                     ======           ======

Total return (Sales charge not included)........      (7.26%)          14.55%

Ratios/supplemental data:
Net assets, end of period (thousands)...........     $3,556           $4,056

Ratio of expenses to average net assets:
  Before expense reimbursement..................       4.52%+           6.24%+
  After expense reimbursement...................       2.10%+           2.10%+

Ratio of net investment loss to average net
  assets:
  After expense reimbursement...................       0.31%+           0.64%+

Portfolio turnover rate.........................       3.46%           54.69%

*  Commencement of operations.
#  Unaudited.
+  Annualized.

                                   UNITY FUND

NOTES TO FINANCIAL STATEMENTS at November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     Unity Fund, formerly the Liberty Freedom Fund, (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on June 29, 1998.

     Shares of beneficial interest of the Fund are currently divided into two classes, designated Class A Shares and Class I Shares. Each Class represents an interest in the same portfolio. During the period ended November 30, 1999, Class I was inactive.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost.

     D. DEFERRED ORGANIZATION COSTS: The Fund has incurred expenses of $40,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the period ended November 30, 1999, Liberty Bank and Trust Company (the "Advisor") maintained overall responsibility for the Fund's assets and was responsible for monitoring the day-to-day activity of the Sub-Advisor, The Edgar

                                   UNITY FUND

--------------------------------------------------------------------------------

Lomax Company. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.25% based upon the average daily net assets of the Fund. For the period ended November 30, 1999, The Edgar Lomax Company
(the "Sub-Advisor") provided the Fund with advice on buying and selling securities and managing the investments of the Fund. As compensation for its services, the Sub-Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's Class A shares to an annual operating expense of 2.10% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the period ended November 30, 1999, the Advisor reduced its fees and absorbed Fund expenses in the amount of $47,839; no amounts were reimbursed to the Advisor.

     Investment Company Administration, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average daily net assets, subject to a minimum fee of $30,000 annually.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

     The Trust has adopted a Distribution Plan (the "Distribution Plan") in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund's Class A Shares pay a fee to the Advisor, acting as Distribution Coordinator, at an annual rate of up to 0.50% of the average daily net assets of the Fund. The expenses which the Fund may pay include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Distribution Plan will represent compensation for distribution and service activities, not reimbursement for specific expenses incurred. The Distribution Plan allows excess distribution expenses to be carried forward for the following three fiscal years. The Trust has also adopted a Shareholder Servicing Plan (the

                                   UNITY FUND

NOTES TO FINANCIAL STATEMENTS at November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

"Servicing Plan") which provides that the Fund's Class A Shares pay a fee to the Advisor at an annual rate of up to 0.25% of the average daily net assets of the Fund, as compensation for providing, or arranging for others to provide, certain specified shareholders services to Class A shareholders. The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each a "Participating Organization") out of the fees the Advisor receives from the Fund under the Servicing Plan to the extent that these Participating Organizations perform shareholder servicing functions for Class A shares owned from time to time by customers of the Participating Organization.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the period ended November 30, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $131,407 and $261,756, respectively.

                                   UNITY FUND


CHANGE IN INDEPENDENT ACCOUNTANT
--------------------------------------------------------------------------------

On August 27, 1999, McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the prior fiscal year contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audit for the period from June 29, 1998 (commencement of operations) through May 31, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 10, 1999, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged PwC as its independent auditors.

                                     ADVISOR
                         Liberty Bank and Trust Company
                           6600 Plaza Drive, Suite 310
                              New Orleans, LA 70122

                                   SUB-ADVISOR
                             The Edgar Lomax Company
                         6564 Loisdale Court, Suite 310
                              Springfield, VA 22150

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                        4455 E. Camelback Rd., Ste. 261E
                                Phoenix, AZ 85018

                                    CUSTODIAN
                     Firstar Institutional Custody Services
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 TRANSFER AGENT
                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132
                                 (800) 385-7003

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104